Financial risk and capital management - Credit risk exposure and grading (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
Description of internal credit ratings process	Prior to entering into transactions with new counterparties, Equinor’s credit policy requires all counterparties where Equinor has material credit exposure to be formally identified and assigned internal credit ratings. The internal credit ratings reflect Equinor’s assessment of the counterparties' credit risk and are based on a quantitative and qualitative analysis of recent financial statements and other relevant business information. All counterparties are re-assessed regularly.
Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	$ 341	$ 1,659
Trade and other receivables [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	16,193	21,611
Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	559	690
Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	1,378	4,039
Investment grade, rated A or above [Member] | Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	193	1,633
Investment grade, rated A or above [Member] | Trade and other receivables [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	5,857	6,125
Investment grade, rated A or above [Member] | Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	305	390
Investment grade, rated A or above [Member] | Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	565	1,715
Other investment grade [Member] | Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	8	12
Other investment grade [Member] | Trade and other receivables [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	5,132	8,725
Other investment grade [Member] | Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	7	41
Other investment grade [Member] | Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	565	1,393
Non-investment grade or not rated [Member] | Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	140	14
Non-investment grade or not rated [Member] | Trade and other receivables [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	5,204	6,761
Non-investment grade or not rated [Member] | Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	247	259
Non-investment grade or not rated [Member] | Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	$ 248	$ 931